Issuances of Securities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Issuances of Securities
Schedule of Restricted Stock Units
		Weighted
		Average
		Grant
	Number of	Date Fair
	Units	Value
Total awards outstanding at December 31, 2024	46,165,000	$0.55
Units granted	-	$-
Units Exercised/Released	(4,725,000)	$0.24
Units Cancelled/Forfeited	(1,125,000)	$0.99
Total awards outstanding at September 30, 2025	40,315,000	$0.48

	Number of Units	Weighted Average Grant Date Fair Value
Total awards outstanding at December 31, 2022	47,665,000	$0.54
Units granted	-	$-
Units Exercised/Released	-	$-
Units Cancelled/Forfeited	-	$-
Total awards outstanding at December 31, 2023	47,665,000	$0.54
Activity related to our restricted stock units during the year ended December 31, 2024 was as follows:
		Weighted
		Average
		Grant
	Number of	Date Fair
	Units	Value
Total awards outstanding at December 31, 2023	47,665,000	$0.54
Units granted	-	$-
Units Exercised/Released	(1,500,000)	$0.25
Units Cancelled/Forfeited	-	$-
Total awards outstanding at December 31, 2024	46,165,000	$0.55

Schedule of Warrants Activity
	Number of Warrants	Weighted Average Exercise Price
Total warrants outstanding at December 31, 2024	412,500	$0.14
Granted	-	$-
Exercised	-	$-
Cancelled/Forfeited	-	$-
Total warrants outstanding at September 30, 2025	412,500	$0.14

	Number of Warrants	Weighted Average Exercise Price
Total warrants outstanding at December 31, 2023	-	$-
Granted	412,500	$0.14
Exercised	-	$-
Cancelled/Forfeited	-	$-
Total warrants outstanding at December 31, 2024	412,500	$0.14

Schedule of Assumptions
Year Ended
December 31,
2024
Exercise price	$0.14
Expected term	1 year
Expected average volatility	90.88%
Expected dividend yield	-
Risk-free interest rate	4.17%

Year Ended
December 31,
2024
Exercise price	$0.14
Expected term	1 year
Expected average volatility	90.88%
Expected dividend yield	-
Risk-free interest rate	4.17%

Schedule of Warrants Outstanding and Exercisable
Warrants Outstanding			Warrants Exercisable
Weighted Average
Number Warrants	Remaining Contractual	Weighted Average	Number	Weighted Average
	life (in years)	Exercise Price	of Shares	Exercise Price
412,500	1.25	$0.14	412,500	$0.14

Warrants Outstanding			Warrants Exercisable
Weighted Average
Number Warrants	Remaining Contractual	Weighted Average	Number	Weighted Average
	life (in years)	Exercise Price	of Shares	Exercise Price
412,500	2	$0.14	412,500	$0.14